ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2014
ENTITY-WIDE DISCLOSURES [Abstract]
Schedule of Revenues by Geographic Area
	Year ended
	December 31,
	2014	2013	2012

North America	$25,993	$17,529	$16,568
Europe	6,085	4,322	4,932
Far East	1,532	1,774	1,478
Israel	817	761	948
Other	1,225	811	1,553

	$35,652	$25,197	$25,479